Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com
July 19, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Sector Funds (Invesco Sector Funds) CIK No. 0000725781 Invesco Mid Cap Growth Fund (the “Fund”)
Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on July 12, 2013 (Accession Number: 0000950123-13-004643).
Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter Davidson
Peter Davidson
Assistant General Counsel